RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES

18. RELATED PARTY TRANSACTIONS AND BALANCES

Significant related party transactions are as follows:

	2009	2010	2011
Purchases from Lab Partner	5,770,458	8,076,783	3,826,435
Service fees charged by Lab Partner	357,611	401,025	197,959
Service fees charged by Shanghai Kehui	813,862	929,760	1,118,582
Office rent, utility and service fees charged by Pharm Valley	2,022,116	2,339,425	2,978,600
Laboratory service revenues from Yunyi	—	—	451,911

Labpartner (Shanghai) Co., Ltd. (“Lab Partner”) acts as a raw material procurement agent for the Group since April 2007. It was owned and controlled by an immediate family member of one of the founders in 2007. In 2008, the family member disposed 50% of its equity interests in Lab Partner to two third parties. The daily operation of Lab Partner is managed by these third parties after the disposal. In August 2011, the family member disposed the rest 50% of its equity interests in Lab Partner to one another third party and Lab Partner became an unrelated party with the Company from then on.

Shanghai Kehui Catering Management Co., Ltd. (“Shanghai Kehui”) is a catering service provider. It was owned and controlled by immediate family members of one of the founders for the years ended December 31, 2009, 2010 and 2011.

The Group leases certain office facilities and receives certain testing services from Pharm Valley. The Company’s founders and their immediate family member own 20% shares of Pharm Valley.

The Group renders certain laboratory services to Shanghai Yunyi Health Management Consultancy Co., Ltd. (“Yunyi”), which was wholly owned by the Company’s founders and their immediate family members for the years ended December 31, 2009, 2010 and 2011.

Balances with related parties are as follows:

	As of December 31,
	2010	2011
Amounts due from related parties (current):
Shanghai Kehui	—	47,612
PharmValley	—	159
Yunyi	—	455,298

	—	503,069

Amounts due from related parties (non current):
PharmValley	—	225,206

Amounts due to related parties:
Lab Partner	(817,909)	—
Shanghai Kehui	(98,432)	(15,772)
PharmValley	(108,306)	(106,740)

	(1,024,647)	(122,512)

The amounts due from and due to related parties as of December 31, 2010 and 2011 mainly arose from the transactions disclosed above. They were unsecured, interest-free and had no fixed repayment terms.

The amounts due from PharmValley amounting to US$225,206 as of December 31, 2011 represent deposits paid to PharmValley for the assumed facilities lease transfer from Charles River as part of the asset acquisition in November 2011.